Employee Benefits - Summary of Employee Costs (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [abstract]
Salaries and bonus		₨ 429,837	₨ 318,043	₨ 315,036
Employee benefits plans		16,074	11,431	10,273
Share based compensation	[1]	4,164	2,897	1,262
Total employee cost		₨ 450,075	₨ 332,371	₨ 326,571

[1]	Includes ₹ 587 and ₹ 54 for the year ended March 31, 2021 and 2022 respectively, towards cash settled ADS RSUs.